Pension	3 Months Ended
Jul. 31, 2026
Retirement Benefits [Abstract]
Pension
Note 15. Pension
Historically, certain employees of MiniMed participated in retirement plans sponsored by Medtronic. In connection with the Separation, MiniMed assumed certain non‑U.S. defined benefit pension plan obligations and, for certain plans, plan assets related to active MiniMed employees that were legally transferred from Medtronic to MiniMed. These amounts are disclosed as “Transfers from Medtronic” in the following tables, and the net periodic benefit costs are included in the consolidated statement of operations. Prior to these employee transfers, these plans were accounted for as multi-employer plans and a proportionate allocation of service costs associated with MiniMed employees was reflected in the consolidated statements of operations.
As the plans are now sponsored by MiniMed, the Company accounts for these plans as single‑employer plans. The funded status of the plans is recognized on the consolidated balance sheet, and the net periodic benefit costs are reflected in the consolidated statements of operations.
The Company makes deposits for certain funded defined benefit plans with independent trustees. Trust funds and/or deposit with insurance companies are maintained to provide pension benefits to plan participants and their beneficiaries. Certain plans are unfunded in nature and therefore have no plan assets.
Net periodic benefit costs for the fiscal years ended April 24, 2026, April 25, 2025, and April 26, 2024 were approximately $7 million, $8 million, and $8 million, respectively, and were comprised primarily of service costs. The majority of the expense for the fiscal year ended April 24, 2026 related to the period prior to the Separation and reflects allocated pension costs. In fiscal year 2026, service costs related to post-Separation conveyed plans were $1 million. Interest costs and expected return on plan assets were not material for the period.
The following table sets forth information related to the benefit obligations and the fair value of plan assets assumed by the Company in connection with the Separation from Medtronic for the fiscal year ended April 24, 2026 for the plans sponsored by the Company. Balances from April 26, 2024 through April 25, 2025 were not material for disclosure. The accumulated benefit obligation represents the actuarial present value of benefits based on employee service and compensation as of the measurement date and does not include assumptions about future compensation increases:

2026
Accumulated benefit obligation at end of year:	$48
Change in benefit obligation:
Projected benefit obligation at beginning of year	$2
Service cost	1
Interest cost	—
Participant contributions	—
Expenses paid	—
Transfers from Medtronic	50
Net actuarial loss	—
Currency exchange rate changes and other	(1)
Project benefit obligation at end of year	$52
Change in plan assets
Fair value of plan assets at beginning of year	$—
Actual return on plan assets	—
Employer contributions to plan	—
Participant contributions	—
Expenses paid	—
Transfers from Medtronic	34
Currency exchange rate changes and other	—
Fair value of plan assets at end of year	$34
Funded status at end of year:	$(18)
Amounts recognized on the consolidated balance sheet consist of:
Noncurrent assets	$—
Current liabilities	—
Noncurrent liabilities	(18)
Ending balance	$(18)
Pension plans with accumulated benefit obligations in excess of plan assets and plans with projected benefit obligations in excess of plan assets were as follows:

2026
Plans with accumulated benefit obligation in excess of plan assets
Accumulated benefit obligation	$48
Fair value of plan assets	$34
Plans with projected benefit obligation in excess of plan assets
Projected benefit obligation	$52
Fair value of plan assets	$34
Significant actuarial assumptions used in determining the benefit obligation and net periodic pension expense for pension plans are presented in the following table as weighted averages:

2026
Actuarial assumptions used to determine net periodic benefit obligations
Effective discount rate on benefit obligations	1.67%
Salary increase rate	2.65%
Cash balance interest credit rate	2.63%
Actuarial assumptions used to determine net periodic benefit cost
Effective discount rate on benefit obligations	1.67%
Effective rate for interest cost on benefit obligations	1.51%
Effective discount rate for service cost	2.08%
Effective rate for interest on service cost	1.92%
Expected return on assets	3.97%
Salary increase rate	2.65%
Cash balance interest credit rate	2.63%
The weighted average discount rates used to measure pension benefit obligations and net costs are set by reference to analyses based on each plan’s specific cash flows and applicable high‑quality bond indices. The Company utilizes a full yield curve approach in the estimation of the service cost and interest cost components by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to the related projected cash flows.
Retirement Benefit Plan Investment Strategy
Pension plan assets are typically managed by decentralized fiduciary committees. There is significant variation in policy asset allocation from country to country. Local regulations, funding rules, and financial and tax considerations are part of the funding and investment allocation process in each country.
The plan did not hold any investments in the Company’s ordinary shares at April 24, 2026 or April 25, 2025.
Retirement Benefit Plan Funding
It is the Company’s policy to fund retirement costs within the limit of allowable tax deductions. During the fiscal year 2026, the Company’s contribution for pension benefits was not material.
The following table provides the estimated pension benefits that are payable from the plans to participants:

(in millions) Fiscal Year
2027	$3
2028	$3
2029	$3
2030	$3
2031	$3
2032-2036	$20
The changes in plan assets and projected benefit obligations recognized in other comprehensive loss for fiscal year 2026 are as follows:

(in millions)	2026
Prior service cost	$—
Net loss (gain) arising during the year	—
Effect of exchange rates	—
Total recognized in other comprehensive loss	$—
Total recognized in net periodic benefit cost and other comprehensive loss	$7
The balance of amounts recognized for non-U.S. plans in accumulated other comprehensive loss as of April 24, 2026 in the preceding table is presented based on the foreign currency exchange rates on that date.
Estimated amounts that will be amortized from accumulated other comprehensive loss over the next fiscal year is not material.
Retirement Plan Asset Allocation
The Company’s target weighted average asset allocation at April 24, 2026 are as follows:

2026
Equity securities	45%
Debt securities	55%
Fair Value Hierarchy
The following is a description of the valuation methodologies used for retirement benefit plan assets measured at fair value:
Registered investment companies: Valued at net asset values which are not publicly reported. The net asset values are calculated based on the valuation of the underlying assets. The underlying assets are valued at the quoted market prices of shares held by the plan at year-end in the active market on which the individual securities are traded.
Measurement using net asset value as a practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported net asset value.
The methods described above may produce fair values that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes its valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value of certain instruments could result in a different fair value measurement at the reporting date.
The following table sets forth the retirement plans’ investments measured at fair value as of April 24, 2026.

(in millions)	Level 1	Level 2	Level 3	Assets measured at NAV	Total Assets
Cash	$5	$—	$—	$—	$5
Registered investment companies	—	—	—	29	29
	$5	$—	$—	$29	$34
The Company reviews the fair value hierarchy classification on an annual basis. There were no transfers into or out of Level 3 during the fiscal years ended April 24, 2026, April 25, 2025, and April 26, 2024.